Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' equity [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2023		2024		2025
Net profit for the period attributable to equity holders of the parent	Ps.	76,110,617	Ps.	22,902,025	Ps.	82,819,082
Weighted average shares (in millions)		63,049		61,723		60,544

Earnings per share attributable to equity holders of the parent	Ps.	1.21	Ps.	0.37	Ps.	1.37